Trade and other payables (Tables)	12 Months Ended
Dec. 31, 2025
Trade and other payables
Schedule of trade and other payables

	2025	2024(a)
	$’m	$'m
Non-current
Deferred revenue(b)	111.2	45.4
Other payables	11.1	5.2
	122.3	50.6
Current
Trade payables	148.4	232.9
Deferred revenue	46.6	19.5
Withholding tax payable	3.5	2.2
Payroll and other related statutory liabilities	34.4	42.8
VAT payables	22.9	30.0
Other payables	22.2	49.7
	278.0	377.1

(a)	Revised for a correction to the current/non-current classification of deferred revenue (see note 34).
(b)	Non-current deferred revenue includes payments received in advance from customers for long-term lease arrangements of fiber network infrastructure. The increase at December 31, 2025 primarily reflects payments received during the period for such arrangements.